The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 49.1%
	BROAD MARKET — 5.6%
187,268	JPMorgan U.S. Value Factor ETF	$7,194,837
59,560	SPDR S&P 1500 Value Tilt ETF	9,272,628
		16,467,465
	CONVERTIBLE — 0.8%
14,605	iShares Convertible Bond ETF	1,302,474
13,376	SPDR Bloomberg Convertible Securities ETF	1,109,673
		2,412,147
	CORPORATE — 4.6%
256,815	iShares Fallen Angels USD Bond ETF	7,696,746
96,717	iShares Inflation Hedged Corporate Bond ETF	2,958,573
113,474	SPDR Portfolio High Yield Bond ETF	3,015,004
		13,670,323
	EMERGING MARKETS — 2.9%
178,689	Schwab Fundamental Emerging Markets Large Co. Index ETF	5,537,572
37,969	Vanguard Emerging Markets Government Bond ETF	2,948,673
		8,486,245
	GLOBAL — 2.2%
58,793	Vanguard Total World Stock ETF	6,316,132
	INTERNATIONAL — 9.8%
73,893	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	5,318,079
106,914	Schwab Fundamental International Large Co. Index ETF	3,475,774
117,417	Schwab International Small-Cap Equity ETF	4,805,878
143,400	SPDR Portfolio Developed World ex-US ETF	5,231,232
26,284	Vanguard FTSE All World ex-US Small-Cap ETF	3,521,005
126,910	Vanguard FTSE Developed Markets ETF	6,480,024
		28,831,992
	LARGE-CAP — 12.7%
7,715	Invesco QQQ Trust Series 1	3,069,413
128,213	Schwab Fundamental U.S. Large Co. Index ETF	7,514,564
113,324	Schwab U.S. Dividend Equity ETF	9,159,979
37,605	Schwab U.S. Large-Cap Growth ETF	6,157,819
50,259	SPDR Russell 1000 Yield Focus ETF	5,044,742
29,632	Vanguard Large-Cap ETF	6,549,264
		37,495,781
	MID-CAP — 4.7%
47,624	Schwab U.S. Mid-Cap ETF	3,830,398
30,316	Vanguard Mid-Cap ETF	7,723,607
8,424	Vanguard Mid-Cap Growth ETF	2,144,919
		13,698,924

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 4.1%
264,486	Aberdeen Standard Physical Silver Shares ETF*	$5,924,486
179,855	iShares Gold Trust*	6,260,753
		12,185,239
	SMALL-CAP — 0.6%
30,834	Invesco RAFI Strategic U.S. Small Co. ETF	1,213,935
3,418	Vanguard Small-Cap Value ETF	611,309
		1,825,244
	THEMATIC — 1.1%
10,249	Global X Founder - Run Cos. ETF	348,466
102,741	Global X U.S. Infrastructure Development ETF	2,957,913
		3,306,379
	Total Exchange-Traded Funds
	(Cost $129,199,363)	144,695,871
	EXCHANGE-TRADED NOTES — 1.8%
	INDUSTRIAL METALS — 1.8%
240,250	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	5,367,185
	Total Exchange-Traded Notes
	(Cost $5,626,343)	5,367,185
	MUTUAL FUNDS — 43.9%
	AGGREGATE BOND — 6.9%
279,818	Allspring Core Plus Bond Fund - Class R6	3,715,982
438,068	Bond Fund of America - Class F-3	5,865,730
245,382	Invesco Corporate Bond Fund - Class Y	1,872,267
279,844	Vanguard Core Bond Fund, Admiral Shares	5,935,486
195,511	Virtus AllianzGI Core Plus Bond Fund - Class R61	2,965,899
		20,355,364
	AGGREGATE BOND INTERMEDIATE — 1.3%
345,825	TIAA-CREF Core Plus Bond Fund - Class Institutional	3,703,788
	BANK LOANS — 2.9%
311,401	Fidelity Advisor Floating Rate High Income Fund	2,948,967
355,465	Hartford Floating Rate Fund - Class F	2,953,918
330,682	John Hancock Floating Rate Income Fund - Class R6	2,724,818
		8,627,703
	BLEND BROAD MARKET — 0.6%
73,444	DFA U.S. Vector Equity Portfolio - Class Institutional	1,824,337
	BLEND LARGE CAP — 4.9%
187,298	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	2,491,059
73,770	DFA U.S. Large Co. Portfolio - Class Institutional	2,500,071

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP (Continued)
42,794	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	$1,570,959
106,110	Schwab S&P 500 Index Fund - Class Select	7,739,677
		14,301,766
	BLEND MID CAP — 0.7%
6,011	State Street Small/Mid Cap Equity Index Fund - Class K	2,037,883
	BLEND SMALL CAP — 0.8%
43,427	Fidelity Small Cap Index Fund - Class Institutional Premium	1,196,847
33,352	Schwab Small-Cap Index Fund - Class Select	1,198,021
		2,394,868
	EMERGING MARKET STOCK — 3.9%
466,142	Fidelity Emerging Markets Index Fund - Class Institutional Premium	5,635,653
67,629	New World Fund, Inc. - Class F-3	5,817,477
		11,453,130
	EMERGING MARKETS BOND — 2.0%
298,984	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	2,900,142
110,498	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,945,874
		5,846,016
	FOREIGN AGGREGATE BOND — 1.6%
415,521	Dodge & Cox Global Bond Fund	4,795,108
	FOREIGN BLEND — 1.0%
41,807	DFA International Vector Equity Portfolio - Class Institutional	582,371
38,547	Harbor International Small Cap Fund - Class Retirement	584,376
59,452	Rainier International Discovery Series - Class Z	1,861,429
		3,028,176
	FOREIGN GROWTH — 4.7%
18,986	Federated Hermes International Small-Mid Co. Fund - Class Institutional	841,442
67,612	Smallcap World Fund, Inc. - Class F-3	5,524,562
53,792	Vanguard International Growth Fund, Admiral Shares	7,493,157
352	WCM International Small Cap Growth Fund - Class Institutional	10,020
		13,869,181
	GROWTH BROAD MARKET — 1.0%
44,975	New Perspective Fund - Class R-6	2,988,612
	GROWTH LARGE CAP — 3.2%
164,981	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	9,542,515
	GROWTH SMALL CAP — 1.5%
44,199	Hood River Small-Cap Growth Fund - Class Retirement	2,881,747

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH SMALL CAP (Continued)
11,211	JPMorgan Small Cap Growth Fund - Class R6	$289,579
8,055	Lord Abbett Developing Growth Fund, Inc. - Class I	280,318
7,798	Vanguard Explorer Fund, Admiral Shares	928,390
		4,380,034
	HIGH YIELD BOND — 0.2%
45,417	AB High Yield Portfolio - Class Advisor	451,444
	INFLATION PROTECTED — 0.8%
168,008	DFA Inflation Protected Securities Portfolio - Class Institutional	2,236,189
5,310	DFA LTIP Portfolio - Class Institutional	64,407
		2,300,596
	THEMATIC SECTOR — 1.5%
122,262	DFA U.S. Sustainability Core 1 Portfolio	4,549,382
	VALUE LARGE CAP — 2.3%
81,841	Vanguard Windsor Fund, Admiral Shares	6,674,159
	VALUE MID CAP — 2.1%
206,704	DFA U.S. Targeted Value Portfolio - Class Institutional	6,242,458
	Total Mutual Funds
	(Cost $122,620,344)	129,366,520
	MONEY MARKET FUNDS — 5.2%
14,748,714	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.01%[2]	14,748,714
452,332	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03%[2]	452,332
	Total Money Market Funds
	(Cost $15,201,046)	15,201,046
	TOTAL INVESTMENTS — 100.0%
	(Cost $272,647,096)	294,630,622
	Liabilities in Excess of Other Assets — (0.0)%	(91,802)
	TOTAL NET ASSETS — 100.0%	$294,538,820

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of December 31, 2021.